SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2018
SHARE-BASED COMPENSATION
23. SHARE-BASED COMPENSATION

23.1 Share Option Plan

On December 15, 2004, in connection with its initial public offering, the Company adopted a share option plan (“2004 Option Plan”). As of December 31, 2013, the total number of ordinary shares reserved in the 2004 Option Plan was 6,449,614 shares. The maximum contractual term of the awards under this plan shall be no more than five years from the date of grant. The options granted under this plan shall be at the money on the date of grant and typically vest over a three-year period, with one third of the options to vest on the each of the anniversary after the grant date. The 2004 Option Plan was amended in November 2015 to increase the maximum aggregate number of ordinary shares to 14,449,614 shares. The 2004 Option Plan was amended in August 2016 to increase the maximum aggregate number of ordinary shares to 34,449,614 shares. In December 2018, the 2004 Option Plan was amended to increase the maximum aggregate number of ordinary shares to 100,000,000 shares. On June 6, 2017, the Group and optionees have entered into certain stock option agreements, pursuant to which the Group has granted to the optionees options to acquire the ordinary shares, par value
US$0.01 each, of the Group. According to the agreements, 6,328,535 options were exercised to ordinary shares, and 10,806,665 options were canceled. As of December 31, 2018, options to purchase 2,050,000 ordinary shares are outstanding and options to purchase 89,956,594 ordinary shares are available for future grant under the 2004 Option Plan.

Stock Options

The following table summarizes the Group’s share option activities with its employees and directors:

	Number of Options		Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value

Outstanding as of January 1, 2018	-		-	-	Nil
Granted	5,750,000	US$	0.93	-	Nil
Exercised	-		-	-	Nil
Forfeited	(5,700,000)	US$	0.93	-	Nil
Outstanding as of December 31, 2018	50,000	US$	0.93	4.07	Nil
Vested and expected to vest as of December 31, 2018	50,000	US$	0.93	4.07	Nil
Exercisable as of December 31, 2018	50,000	US$	0.93	4.07	Nil

The options expected to vest are estimated by applying the pre-vesting forfeiture rate assumptions to total unvested options. The total intrinsic value of options exercised during the year was nil for years ended December 31, 2016, 2017 and 2018.

On January 24, 2018, as approved by the Board of Directors, the Group granted share options totaling 5,750,000 shares to directors, officers and consultants. The remaining shares shall become vested in a series of 36 successive equal monthly installments upon grantees’ completion of each month of service to the Company over the 36-month period measured from the grant date. On September 4, 2018, the Group canceled a portion of the options totaling 4,700,000 share options granted to directors, officers and consultants. The remaining
1,000,000
share options were forfeited due to the resignation of directors.

The weighted-average grant-date fair value of options granted during 2018 was US$0.51. The fair value of the share options were measured on the respective grant dates based on the Black-Scholes option pricing model, with below assumptions made regarding expected term and volatility, risk-free interest rate and dividend yield:

	For the year ended December 31, 2018

Risk-free interest rate		2.19%
Expected life (years)		2.93
Expected dividend yield		0.00%
Volatility		78.55%
Fair value of options at grant date	US$	0.51

On August 6, 2016, The Group granted share options totaling 6,000,000 shares to Mr. Zhu Jun, chairman and chief executive officer, and a third-party consultant as a reward for facilitating the Mongolia funding platform with total funding amount of RMB157.5 million (US$22.9 million) to the Group. According to ASC 718, the share option was applicable to the performance condition due to the share options would be vested in line with the percentage of funding received by the Group. In 2017, the options totaling 5,000,000 granted to Zhu Jun were canceled. As of December 31, 2018, options totaling 1,000,000 shares to a third-party consultant were outstanding.

On January 24, 2018, as approved by the Board of Directors, the Group granted share options totaling 2,500,000 shares to directors and consultant, subject to performance conditions, of which 1,000,000 shares granted will vest upon the success of improvement on the Group's online game business and 1,500,000 shares will vest upon the success of the Group's fund raising. On September 4, 2018, the Group canceled a portion of the options totaling 1,500,000 share options granted to director and consultant.

The following table summarizes the share option activities subject to performance condition:

	Number of Options	Weighted-Average Exercise Price		Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value

Outstanding as of January 1, 2018	1,000,000	US$	1.86	3.60	Nil
Granted	2,500,000	US$	0.93	-	Nil
Exercised	-		-	-	Nil
Forfeited	(1,500,000)	US$	0.93	-	Nil
Outstanding as of December 31, 2018	2,000,000	US$	1.86	2.06	Nil
Vested and expected to vest as of December 31, 2018	2,000,000	US$	1.86	2.06	Nil
Exercisable as of December 31, 2018	365,079	US$	1.86	0.06	Nil

The grant-date fair value of share options with performance condition during 2018 was US$0.51. The fair value of the awards that are based on the performance condition was calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate		2.19%
Expected life (years)		2.93
Expected dividend yield		0.00%
Volatility		78.55%
Fair value of options at grant date	US$	0.51

Cancelation and Acceleration Vesting of Share-Based Awards

On June 6, 2017, the Group canceled a portion of the options totaling 10,806,665 and accelerated the vesting and exercise of the remaining options totaling 6,328,535 for options granted to 15 directors, officers and employees. The exercise price was modified to US$0.00, which the original exercise price of the accelerated vesting options ranged from US$1.53 to US$1.86. The incremental compensation cost recognized due to the cancelation and acceleration vesting of options was RMB33.0 million (US$4.8 million) in 2017. The fair value of the options canceled and accelerated vested under service and performance condition was measured on the modification date using Binomial Tree Pricing Model with the following assumptions:

Risk-free interest rate	1.16%-1.62%
Expected life (years)	4.49-5.00
Expected dividend yield	0.00%
Volatility	62%-74%
Fair value of options at modification date	US$0.06-US$0.31

The fair value of the options canceled and accelerated vested under market condition was measured on the modification date using the Monte Carlo Simulation model with the following assumptions:

Risk-free interest rate	1.52%
Expected life (years)	5.00
Expected dividend yield	0.00%
Volatility	72%
Fair value of options at modification date	US$0.18-US$0.25

Share-Based Compensation

For the years ended December 31, 2016, 2017 and 2018, the Group recorded share-based compensation of RMB28.1 million, RMB38.0 million and
 RMB3.9 million (US$0.6 million), respectively, for options granted to the Group’s employees and directors.

As of December 31, 2018, there was approximately RMB7.5 million (US$1.1 million) unrecognized compensation cost, adjusted for estimated forfeitures, related to nonvested options, for the options with performance condition issued to non-employee, a third-party consultant, subject to ASC 505-50. Unrecognized compensation cost would be addressed in Commitment (see Note 30). The cost related to performance condition option was recognized according to the funding schedule. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures.

Restricted Ordinary Shares

On September 4, 2018, the Group granted an aggregate amount of 30,000,000 restricted ordinary shares to directors, officers and consultants. In exchange for such restricted ordinary shares granted, the Group forfeited and canceled the stock options in the total amount of 6,200,000 shares previously granted on January 24, 2018. Half of each individual's shares will only vest if the Group meets certain target on non-GAAP profit before tax in 2019. If the Group fails to achieve this target, such half of each individual's shares will be forfeited and canceled. The remaining half of each individual’s shares is subjected to a half year lock-up period. After the half year lock-up period, such remaining shares shall become vested in 36 successive equal monthly installments upon grantees’ completion of each month of service to the Group measured from the last day of each month after the vesting commencement date.

23.2 Ordinary Shares Granted to Incsight Limited (“Incsight”)

Incsight is a company incorporated in the British Virgin Islands and wholly owned by Mr. Zhu Jun. On December 8, 2010, as approved by the Board of Directors, the Company granted 1,500,000 ordinary shares to Incsight, subject to performance conditions, of which 500,000 ordinary
shares granted will vest when the Group achieves breakeven and 1,000,000 ordinary
shares will vest when the Group's cumulative profit reaches US$5.0 million in a quarter subsequent to the quarter in which the Group breaks even. The ordinary shares granted are not entitled to receive dividends until vested. The Board of Directors considered the grant of ordinary shares as an incentive to retain
Mr. Zhu Jun’s
services with the Group. The awarded nonvested shares would be valid for five years from December 8, 2010. For the quarter ended September 30, 2014, the Group achieved breakeven. It was considered probable the performance targets will be met for the total of
1,500,000
ordinary shares. The fair value of the granted nonvested shares was US$6.48 per share, the market price on the date of grant. On December 7, 2015,
500,000
 ordinary
shares granted to Incsight were vested. The awarded nonvested shares were valid for additional three years and had expired on December 7, 2018. The Group recorded share-based compensation of RMB1.9 million, RMB0.5 million and nil for the years ended December 31, 2016, 2017 and 2018, respectively. The following table reflects the activity of nonvested shares for the year ended December 31, 2018:

	Number of Options		Weighted-Average Grant-Date Fair Value

Nonvested as of January 1, 2018	1,000,000	US$	6.48
Granted	-		-
Forfeited	(1,000,000)	US$	6.48
Vested	-		-
Nonvested as of December 31, 2018	-		-

23.3 Stock Options and Ordinary Shares Granted by Red 5

In February 2006, Red 5 adopted a Stock Incentive Plan (“Red 5 Stock Incentive Plan”) under which Red 5 may grant to its employees, director and consultants stock options to purchase common shares or restricted shares. As of December 31, 2010, 13,626,955 shares were reserved under Red 5 Stock Incentive Plan. In September, 2011, Red 5 further increased the number of common shares reserved to 22,855,591. If an option shall expire or terminate for any reason without having been exercised in full, the reserved shares subject to such option shall again be available for subsequent option grants under the plan. From the inception of this plan to December 31, 2018, Red 5 granted a total of 38,191,879 options to its employees and directors at the exercise price ranging from US$0.0001 to US$0.2450 per share, which vest over four years commencing from grant date. Options expire within a period of not more than ten years from the grant date. An option granted to a person who is a greater than 10% shareholder on the date of grant may not be exercisable more than five years after the grant date. As of December 31, 2018, options to purchase 5,111,250 shares of common stock were outstanding and options to purchase 15,480,087 shares of common stock were available for future grant.

The following table summarizes the Red 5’s share option activities with its employees and directors for the year ended December 31, 2018:

	Number of Options	Weighted-Average Exercise Price per Option		Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value

Outstanding as of January 1, 2018	5,476,250	US$	0.053	3.08	Nil
Granted	-		-	-	Nil
Exercised	-		-	-	Nil
Forfeited	(365,000)	US$	0.115	-	Nil
Outstanding as of December 31, 2018	5,111,250	US$	0.049	2.24	Nil
Vested and expected to vest as of December 31, 2018	5,111,250	US$	0.049	2.24	Nil
Exercisable as of December 31, 2018	4,810,176	US$	0.049	2.24	Nil

The option’s intrinsic value was calculated by the excess of the estimated fair value of Red 5’s common shares, which was determined by the Group with the assistance of an independent valuation firm.

The options expected to vest are estimated by applying the pre-vesting forfeiture rate assumptions to total unvested options. The total intrinsic value of options exercised for the year ended December 31, 2016, 2017 and 2018 were nil.

The fair value of options granted ranged from US$0.012 to US$0.149, measured on the grant date based on the Black-Scholes option pricing model with assumptions made regarding expected term and volatility, risk-free interest rate and dividend yield:

Risk-free interest rate	0.78%-5.00%
Expected life (years)	4.00-6.00
Expected dividend yield	0.00%
Volatility	38.89%-69.36%

Red 5 recorded share-based compensation of RMB0.4 million, RMB0.3 million and RMB0.04 million (US$0.01 million) for options and shares of restricted common stock granted for the years ended December 31, 2016, 2017 and 2018, respectively. The share-based payment awards were recorded as a component of noncontrolling interest in the consolidated financial statements.

As of December 31, 2018, there was approximately RMB0.04 million (US$0.01 million) of unrecognized compensation cost, adjusted for estimated forfeitures, related to nonvested share-based awards granted to Red 5 grantees. This cost is expected to be recognized over 0.2 years. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures.